Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 17, 2012 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Jul. 19, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 EUR (€)	Nov. 30, 2016 MXN ($)	Jul. 30, 2015 USD ($)	Jul. 30, 2015 MXN ($)	Sep. 29, 2014 USD ($)
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness					$ 3,062	$ 56,879				$ 52,763
Maturity period			4 years 3 months 19 days
Maximum capital expenditure			$ 1,000	$ 1,000
Acquisitions and investments in joint ventures			$ 400	$ 400
Leverage ratio			3.85	4.22	5.21
CEMEX Holdings Philippines, Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure			$ 500	$ 500
CEMEX Latam Holdings, S.A [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure			$ 500	$ 500
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			3.50%	4.30%		3.50%	3.50%	3.50%		4.30%	4.30%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			5.90%	6.30%		5.90%	5.90%	5.90%		6.30%	6.30%
Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			0.00%	4.40%		0.00%	0.00%	0.00%		4.40%	4.40%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			2.60%	0.00%		2.60%	2.60%	2.60%		0.00%	0.00%
Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount			$ 2,746	$ 785		$ 53,959				$ 16,259
Prepayments		$ 373										$ 7,729
Funded commitments		$ 664
Credit agreement [member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Amortization amounts				783
Credit agreement [member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Amortization amounts				883
Credit agreement [member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Amortization amounts				1,096
Credit agreement [member] | Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount			1,135	1,413		22,303				29,277
Credit agreement [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount | €							€ 741				€ 746
Credit agreement [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount			889	$ 2,826
Credit agreement [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount						17,469				$ 58,555
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness			4,050						$ 4,050
2017 Credit Agreement [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount			465
2017 Credit Agreement [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount						$ 9,137
2017 Credit Agreement [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount | £								£ 344
2014 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness			$ 3,680												$ 3,680
Less than or equal to 4.0 ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio			4.0
Less Than Or Equal To 3.75 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio			3.75
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			1.25%			1.25%	1.25%	1.25%
Debt instrument basis point				1.25%						1.25%	1.25%
Bottom of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis			0.0125
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Leverage ratio			3.75
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			6.50%			6.50%	6.50%	6.50%
Debt instrument basis point				3.50%						3.50%	3.50%
Top of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis			0.0350
Facilities Agreement [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Credit agreement amount													$ 1,937	$ 33,375
Amount of debt repaid	$ 1,350